Restructuring	12 Months Ended
Dec. 31, 2022
Restructuring [Abstract]
Disclosure of Restructuring [text block]
10 –
Restructuring
Restructuring is primarily driven by the implementation of the Group’s strategic changes as announced in the third quarter 2019. The Group has defined and implemented measures that aimed to strengthen the bank, position it for growth and simplify its organizational set-up. The measures also aimed to reduce adjusted costs through higher efficiency, by optimizing and streamlining processes, and by exploiting synergies.
Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate.
In 2022, the Group reached a significant milestone in the strategic transformation announced in July 2019, many of the restructuring programs were concluded and the underlying assumptions for the remaining restructuring provisions were reviewed resulting in a partial release of provisions. Overall in 2022, the Group recognized a credit of € 118 million in the Consolidated Statement of Income.
Net restructuring expense by division
in € m.	2022	2021	2020
Corporate Bank	(19)	42	28
Investment Bank	15	47	14
Private Bank	(113)	173	413
Asset Management	0	2	22
Capital Release Unit	(2)	(2)	5
Corporate & Other	0	(0)	3
Total Net Restructuring Charges	(118)	261	485

Net restructuring by type
in € m.	2022	2021	2020
Restructuring – Staff related	(117)	241	479
thereof:
Termination Benefits	(132)	224	441
Retention Acceleration	15	16	36
Social Security	0	1	1
Restructuring – Non Staff related	(1)	21	6
Total Net Restructuring Charges	(118)	261	485

Provisions for restructuring amounted to € 248 million, € 582 million and € 676 million as of December 31, 2022, December 31, 2021 and December 31, 2020, respectively. The majority of the current provisions for restructuring are expected to be utilized in the next year.
During 2022, 903  full-time equivalent staff was reduced through restructuring (2021: 1,362 and 2020: 1,447).
Organizational changes
Full-time equivalent staff	2022	2021	2020
Corporate Bank	113	228	303
Investment Bank	54	149	100
Private Bank	594	776	630
Asset Management	1	10	48
Capital Release Unit	0	13	69
Infrastructure	141	186	297
Total full-time equivalent staff	903	1,362	1,447